General and administrative	12 Months Ended
Dec. 31, 2019
Disclosure Of General And Administrative [Abstract]
General and administrative [Text Block]

13. General and administrative

Components of general and administrative expenses for the years ended December 31 were as follows:

	2019	2018
	$	$

General and administrative expenses, excluding the below items	1,591	1,621
Salaries, fees and short-term benefits	2,423	1,949
Change in fair value of deferred share units	1,134	(1,064)
Share-based compensation	291	280
	5,439	2,786